UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):     [ ]is a restatement.
                                      [ ]adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:     Robshaw & Julian Associates, Inc.

Address:  6255 Sheridan Drive, Suite 400,
          Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York               4/23/08

[Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:  $138,828,846


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                    SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- ---------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103   7787681  210421          x       none        x      0    0
AFLAC INC                      COMMON            1055102    6136151   94475          x       none        x      0    0
PEPSICO INC                    COMMON           713448108   6078518   84190          x       none        x      0    0
WYETH                          COMMON           983024100   5658271  135495          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109   5265761   75150          x       none        x      0    0
TEVA                           COMMON           881624209   5179054  112125          x       none        x      0    0
BP                             COMMON           556221074   5044564   83175          x       none        x      0    0
MEDTRONIC                      COMMON           585055106   5037736  104150          x       none        x      0    0
SYSCO CORP                     COMMON           871829107   4910184  169200          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109   4889661   71050          x       none        x      0    0
INTEL CORP                     COMMON           458140100   4325020  204203          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104   4312544   26075          x       none        x      0    0
SOVRAN SELF STORAGE            COMMON           78462F103   4039939   94590          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107    3819624   88315          x       none        x      0    0
EXXON CORP                     COMMON           302290101   3667389   43360          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109   3613874   74930          x       none        x      0    0
AT&T                           COMMON           00206R102   3584382   93587          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858   3443849   36625          x       none        x      0    0
VIPERS
UNITED PARCEL                  COMMON           911312106   3411860   46725          x       none        x      0    0
STRYKER                        COMMON           863667101   3291530   50600          x       none        x      0    0
CISCO                          COMMON           17275R102   3274915  135945          x       none        x      0    0
JOY GLOBAL                     COMMON           4811165108  3241710   49750          x       none        x      0    0
PFIZER                         COMMON           717081103   2987192  142723          x       none        x      0    0
PAYCHEX                        COMMON           704326107   2903535   84750          x       none        x      0    0
BARCLAYS                       COMMON           06738E204   2812740   77700          x       none        x      0    0
MICROSOFT                      COMMON           594918104   2769803   97597          x       none        x      0    0
DONALDSON                      COMMON           257651109   2731991   67825          x       none        x      0    0
NOKIA                          COMMON           654902204   2536660   79694          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   2510603   86275          x       none        x      0    0
MC CORMICK                     COMMON           579780206   2503793   67725          x       none        x      0    0
HARLEY DAVIDSON                COMMON           412822108   2336250   62300          x       none        x      0    0
HOME DEPOT                     COMMON           437076102   2038709   68025          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856   1717601  102360          x       none        x      0    0
GENOME
KIMBERLY CLARK                 COMMON           494368103   1394280   21600          x       none        x      0    0
DENTSPLY                       COMMON           249030107   1393460   36100          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100   1278270   21000          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   1227726   28585          x       none        x      0    0
3M                             COMMON           88579Y101   1123930   14200          x       none        x      0    0
PHILIP MORRIS INT'L            COMMON           718172109   1036890   20500          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100   1001545   47875          x       none        x      0    0
ALTRIA                         COMMON           02209s103    611610   27550          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109    535308   11448          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103    454365    8625          x       none        x      0    0
ECANA                          COMMON           292505104    280275    3700          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108    217260   10200          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104    214071    3300          x       none        x      0    0